Income/ (Loss) per Common Share (Tables)	12 Months Ended
Dec. 31, 2015
Income/ (Loss) per Common Share [Abstract]
Schedule of Earnings / (Losses) per Common Share

	Year ended December 31, 2015	Year ended December 31, 2014	Year ended December 31, 2013
Numerator:
Net income/ (loss)	$89,737	$13,047	$(58,592)
Less:
Dividend declared on preferred shares Series B	(78)	(108)	(108)
Dividend declared on preferred shares Series D	(281)	(642)	(91)
Dividend declared on restricted shares	(245)	(385)	(105)
Undistributed (income)/ loss attributable to Series C participating preferred shares	(4,337)	(541)	3,206

Net income / (loss) attributable to common stockholders, basic	$84,796	$11,371	$(55,690)

Plus:
Dividend declared on preferred shares Series B	78	—	—
Dividend declared on preferred shares Series D	281	—	—
Dividend declared on restricted shares	245	—	—
Undistributed income/ (loss) attributable to Series C participating preferred shares	—	541	—

Net income/ ( loss) attributable to common stockholders, diluted	85,400	11,912	(55,690)
Denominator:
Denominator for basic net income/ (loss) per share — weighted average shares	150,025,086	147,606,448	98,085,189
Series A preferred stock	1,200,000	1,200,000	—
Series B preferred stock	156,893	—	—
Series C preferred stock	—	7,676,000	—
Series D preferred stock	647,758	—	—
Restricted shares	1,270,658	—	—
Denominator for diluted net income/ (loss) per share — adjusted weighted average shares	153,300,395	156,482,448	98,085,189

Basic net earnings/ (loss) per share	$0.57	$0.08	$(0.57)
Diluted net earnings/ (loss) per share	$0.56	$0.08	$(0.57)